Dividends on ordinary shares (Narrative) (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2016 GBP (£) £ / shares	Dec. 31, 2015 GBP (£)	Dec. 31, 2016 € / shares	Apr. 25, 2008 $ / shares	Sep. 13, 2007 $ / shares	Jun. 22, 2005 £ / shares	Jun. 08, 2005 $ / shares	Mar. 15, 2005 € / shares
Consolidated and separate financial statements [line items]
Ordinary shares in issue | shares	17,060
Dividends paid | £	£ 1,273	£ 1,304	£ 1,496
Dividends paid, ordinary shares | £		169
Dividends declared | £	£ 339	588
Ordinary shares [member]
Consolidated and separate financial statements [line items]
Dividends approved, per share	£ 0.02
Total Dividends, per share	0.03
Par value per share	£ 0.25
Dividends paid, ordinary shares | £	£ 170
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Dividends paid | £	1,555	1,186	£ 1,428
Barclays Bank PLC [member] | Other equity instruments [member]
Consolidated and separate financial statements [line items]
Dividends paid, preference shares | £	£ 639	£ 462
Barclays Bank PLC [member] | Barclays PLC [member]
Consolidated and separate financial statements [line items]
Dividends paid, ordinary shares per share	£ 29	£ 27
Dividends paid, ordinary shares | £	£ 674	£ 638
Barclays Bank PLC [member] | Ordinary shares [member]
Consolidated and separate financial statements [line items]
Par value per share	£ 1	£ 1
Dividends paid | £	£ 674	£ 638
Barclays Bank PLC [member] | Ordinary shares [member] | Barclays PLC [member] | Consolidated structured entities [member]
Consolidated and separate financial statements [line items]
Dividends declared | £	165	502
Barclays Bank PLC [member] | Preference shares [member]
Consolidated and separate financial statements [line items]
Dividends paid, preference shares | £	£ 242	£ 339
Barclays Bank PLC [member] | Euro Preference Shares [member]
Consolidated and separate financial statements [line items]
Par value per share | € / shares				€ 100					€ 100
Dividends paid, preference shares, per share	£ 415.65	£ 370.2
Barclays Bank PLC [member] | 6.0% GBP 100 [member]
Consolidated and separate financial statements [line items]
Par value per share							£ 100
Dividends paid, preference shares, per share	600	600
Barclays Bank PLC [member] | 6.278% USD 100 [member]
Consolidated and separate financial statements [line items]
Par value per share | $ / shares								$ 100
Dividends paid, preference shares, per share	483.37	467.05
Barclays Bank PLC [member] | 7.1% USD 0.25 [member]
Consolidated and separate financial statements [line items]
Par value per share | $ / shares						$ 0.25
Dividends paid, preference shares, per share	0.36	1.3
Barclays Bank PLC [member] | 8.125% USD 0.25 [member]
Consolidated and separate financial statements [line items]
Par value per share | $ / shares					$ 0.25
Dividends paid, preference shares, per share	£ 1.58	£ 1.49